HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2022 and 2021:

AS AT DEC. 31 (MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity and Other	2022 Total	2021 Total
Assets
Cash and cash equivalents	$—	$9	$37	$—	$46	$213
Accounts receivable and other	2	12	33	107	154	298
Equity accounted investments	277	—	138	(8)	407	276
Investment properties	388	—	—	—	388	9,053
Property, plant and equipment	6	910	4	107	1,027	1,874
Intangible assets	—	—	582	130	712	—
Goodwill	—	—	21	11	32	220
Other long-term assets	14	6	41	—	61	—
Deferred income tax assets	—	—	—	3	3	24
Assets classified as held for sale	$687	$937	$856	$350	$2,830	$11,958
Liabilities
Accounts payable and other	$4	$181	$81	$38	$304	$139
Non-recourse borrowings of managed entities	—	171	394	4	569	3,009
Deferred income tax liabilities	—	—	3	—	3	—
Liabilities associated with assets classified as held for sale	$4	$352	$478	$42	$876	$3,148
As at December 31, 2022, assets held for sale within our Real Estate segment include three malls in the U.S., two hospitality assets in the U.S., and one office asset in the U.S. Assets held for sale within our Renewable Power segment include a 378 MW operating hydroelectric portfolio in the U.S., as well as wind assets in the U.S. that were acquired as part of the acquisition of a renewables developer. Assets held for sale within our Infrastructure segment include the agreement to sell our Indian toll road operations, as well as the agreement from one of our subsidiaries to sell its 50% interest in a freeland port in Victoria, Australia.
For the year ended December 31, 2022, we disposed of $13.5 billion and $3.7 billion of assets and liabilities, respectively. The majority of disposals relate to the sales of a student housing portfolio in the U.K., a triple-net lease portfolio, a hospitality portfolio, eleven malls and an office asset in the U.S, within our Real Estate segment